Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2011
Loans Allowances For Loan Losses And Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
Note 3.  Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans at December 31 was as follows:

	2011	2010

Commercial	$39,514,607	$31,045,424
Commercial real estate	132,269,368	133,494,431
Residential real estate - 1st lien	159,535,958	166,475,010
Residential real estate - Jr lien	45,886,967	47,359,808
Consumer	11,465,139	13,058,124
	388,672,039	391,432,797
Deduct (add):
Allowance for loan losses	3,886,502	3,727,935
Unearned net loan fees	(7,251)	74,351
Loans held-for-sale	2,285,567	2,363,938
	6,164,818	6,166,224
Net loans	$382,507,221	$385,266,573

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial	$655,168	$265,668	$920,836	$38,593,771	$39,514,607	$1,066,945	$59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2010	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial	$915,924	$54,376	$970,300	$30,075,124	$31,045,424	$61,226	$29,446
Commercial real estate	939,910	130,512	1,070,422	132,424,009	133,494,431	1,145,194	94,982
Residential real estate	6,117,292	2,108,870	8,226,162	203,244,718	211,470,880	3,219,911	1,194,477
Consumer	242,742	38,466	281,208	12,776,916	13,058,124	0	38,466
Total	$8,215,868	$2,332,224	$10,548,092	$378,520,767	$389,068,859	$4,426,331	$1,357,371

The changes in the allowance for loan losses for the years ended December 31 are summarized as follows:

	2011	2010

Balance at beginning of year	$3,727,935	$3,450,542
Provision for loan losses	1,000,000	1,016,668
Recoveries of amounts charged off	100,240	113,413
	4,828,175	4,580,623
Amounts charged off	(941,673)	(852,688)
Balance at end of year	$3,886,502	$3,727,935

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2011
			Residential	Residential
		Commercial	Real Estate	Real Estate
	Commercial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$302,421	$1,391,898	$1,830,816	$0	$151,948	$50,852	$3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provisions	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$70,600	$57,500	$283,200	$47,200	$0	$0	$458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Loans evaluated for impairment
Individually	$1,000,120	$3,669,260	$2,366,326	$434,664	$0		$7,470,370
Collectively	38,514,487	128,600,108	157,169,632	45,452,303	11,465,139		$381,201,669
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139		$388,672,039

For the year ended December 31, 2010
		Commercial	Residential
	Commercial	Real Estate	Real Estate	Consumer	Unallocated	Total
Allowance for loan losses evaluated for impairment
Individually	$3,700	$51,200	$337,800	$0	$0	$392,700
Collectively	298,721	1,340,698	1,493,016	151,948	50,852	3,335,235
Total	$302,421	$1,391,898	$1,830,816	$151,948	$50,852	$3,727,935

Loans evaluated for impairment
Individually	$61,226	$1,145,194	$3,219,911	$0		$4,426,331
Collectively	30,984,199	132,349,237	210,614,907	13,058,124		387,006,466
Total	$31,045,425	$133,494,431	$213,834,818	$13,058,124		$391,432,797

Impaired loans by class were as follows:

For the year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized *

With no related allowance recorded
Commercial	$380,624	$391,800	$0	$332,523	$0
Commercial real estate	2,041,101	2,246,905	0	960,407	0
Residential real estate 1st lien	1,000,819	1,191,437	0	1,210,137	0
Residential real estate Jr lien	125,786	185,142	0	25,157	0

With an allowance recorded
Commercial	619,496	637,729	70,600	237,724	0
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795	0
Residential real estate 1st lien	1,365,507	1,869,338	283,200	1,629,151	0
Residential real estate Jr lien	308,878	321,475	47,200	61,776	0

Total
Commercial	$1,000,120	$1,029,529	$70,600	$570,247	$0
Commercial real estate	$3,669,260	$3,900,551	$57,500	$2,089,202	$0
Residential real estate 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288	$0
Residential real estate Jr lien	$434,664	$506,617	$47,200	$86,933	$0

Total	$7,470,370	$8,497,472	$458,500	$5,585,670	$0

For the year ended December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized *

With no related allowance recorded
Commercial	$24,930	$61,460	$0	$106,737	$0
Commercial real estate	0	0	0	494,150	0
Residential real estate	1,138,290	1,527,508	0	1,186,068	0

With an allowance recorded
Commercial	36,296	39,856	3,700	37,300	0
Commercial real estate	1,145,194	1,145,672	51,200	1,158,924	0
Residential real estate	2,081,621	2,303,744	337,800	1,661,441	0

Total
Commercial	$61,226	$101,316	$3,700	$144,037	$0
Commercial real estate	$1,145,194	$1,145,672	$51,200	$1,653,074	$0
Residential real estate	$3,219,911	$3,831,252	$337,800	$2,847,509	$0

Total	$4,426,331	$5,078,240	$392,700	$4,644,620	$0

*Interest income recognized on impaired loans is immaterial for all periods presented.

Interest accrued but not collected for loans that are placed on non-accrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Company is not contractually committed to lend additional funds to debtors with impaired, non-accrual or restructured loans.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
		Commercial	Real Estate	Real Estate
December 31, 2011	Commercial	Real Estate	- 1st Lien	- Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,603	$44,943,201	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,957	$45,886,968	$11,465,139	$388,672,039

Total Loans

		Commercial	Residential
December 31, 2010	Commercial	Real Estate	Real Estate	Consumer	Total

Group A	$28,148,610	$118,056,754	$207,263,295	$12,997,587	$366,466,246
Group B	1,617,895	9,455,795	883,271	0	11,956,961
Group C	1,278,919	5,981,882	5,688,252	60,537	13,009,590
Total	$31,045,424	$133,494,431	$213,834,818	$13,058,124	$391,432,797

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company has granted such a concession if it has modified a troubled loan in any of the following ways:

•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments; or,
•	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR.  However, pursuant to regulatory guidance, any delay longer than three months is generally not considered insignificant. The assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower.  The Company has not forgiven principal within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms.

The TDRs by class were as follows:

For the year ended December 31, 2011
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	10	$985,666	$985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate 1st lien	4	299,505	299,505
Residential real estate Jr lien	2	71,928	71,928
Total	22	$2,559,646	$2,559,646

The TDRs for which there was a payment default during the period were as follows:

For the year ended December 31, 2011
	Number of Contracts	Recorded Investment

Commercial	8	$741,090
Commercial real estate	1	401,002
Residential real estate 1st lien	2	178,492
Residential real estate Jr lien	1	34,687
Total	12	$1,355,271

With respect to the calculation of the allowance for loan losses, non-accrual TDRs meeting the impaired threshold are treated as other impaired loans and carry individual specific allocations. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve allocation is typically calculated using the fair value of collateral method.